Financial instruments and related disclosures - Schedule Of Ageing Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 12,402	£ 10,906
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		411
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | 1 - 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		142
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | 31 - 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		70
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | 91 - 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		64
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | 181 - 365 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		27
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Later Than One Year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		£ 108